Offerings	Jan. 28, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate number and amount of common stock and warrants is being registered as may from time to time be offered and sold at indeterminate prices hereunder. The proposed maximum aggregate offering price per security will be determined from time to time by the registrant in connection with offers and sales of securities registered hereunder. This registration statement also covers an indeterminate number of additional shares of common stock which may be issued (i) from time to time upon exercise of warrants being registered hereunder and (ii) pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), in connection with any stock split, stock dividend, reclassifications or similar transactions. In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently on a "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.